Subsequent Events	12 Months Ended
May. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
25.	SUBSEQUENT EVENTS

On July 19, 2015, the Board of Directors declared a special cash dividend in the amount of US$0.4 per ADS/common share. The cash dividend will be paid in October 2015 to the shareholders of record at the close of business on September 4, 2015. The aggregate amount of cash dividends to be paid is approximately US$63 million, which will be funded by the surplus cash on the Company’s balance sheet.